Estimated Capital Allowances (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Tax losses	$ 162,800,000		$ 159,800,000
Calculated tax losses	551,900,000		551,700,000
Gold Fields Operations
Operating Loss Carryforwards [Line Items]
Tax losses	84,900,000	[1]	90,400,000	[1]
Calculated tax losses	283,000,000	[1]	301,100,000	[1]
Tax rate	30.00%	[1]
GFI Joint Venture Holdings
Operating Loss Carryforwards [Line Items]
Tax losses	6,300,000	[1]
Calculated tax losses	20,900,000	[1]
Tax rate	30.00%	[1],[2]
Gold Fields Group Services (Pty) Limited [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	200,000	[1]	2,300,000	[1]
Calculated tax losses	800,000	[1]	8,200,000	[1]
Tax rate	28.00%	[1]
Abosso Goldfields Limited
Operating Loss Carryforwards [Line Items]
Tax losses	16,300,000	[3]	2,600,000	[3]
Calculated tax losses	46,500,000	[3]	7,200,000	[3]
Tax rate	35.00%	[3]
Orogen Investments SA (Luxembourg)
Operating Loss Carryforwards [Line Items]
Tax losses	36,800,000	[4]	41,200,000	[4]
Calculated tax losses	126,000,000	[4]	140,400,000	[4]
Tax rate	29.20%	[4]
Gold Fields Arctic Platinum Oy
Operating Loss Carryforwards [Line Items]
Tax losses	18,300,000	[5]	23,300,000	[5]
Calculated tax losses	$ 74,700,000	[5]	$ 94,800,000	[5]
Tax rate	24.50%	[5]

[1]	These future deductions may be utilized against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.
[2]	During 2014, the South African Revenue Services ("SARS") issued a Finalisation of Audit Letter ("the Audit Letter") stating that SARS had disallowed US$1,108.8 million of GFIJVH's recognised capital allowance of US$1,822.6 million. The company has not received an assessment from SARS disallowing the US$1,108.8 million and the company believes it is more likely than not it has a defendable position over this matter.
[3]	Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis.
[4]	The tax losses can only be used to offset future interest income generated by Orogen and can be carried forward indefinitely.
[5]	Tax losses may be carried forward for ten years. These losses expire on a first-in first-out basis.